Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade terms	Liabilities related to contracts with customers The Company has recognized the following liabilities related to contracts with customers:December 31, 2021December 31, 2020€m€mTrade terms liabilities reported within trade receivables(189.9)(200.5)Trade terms liabilities reported within trade and other payables (Note 22)(93.8)(89.7)Total trade terms liabilities(283.7)(290.2)Significant changes to trade termsNo significant changes to trade terms occurred in the year ended December 31, 2021.Revenue recognized in relation to trade termsTrade terms relate to sales made with variable consideration and are an estimate as disclosed in Note 4(a). Revenue recognized in the year ended December 31, 2021 relating to performance obligations that were satisfied in the prior year was €18.9 million (2020: €18.0 million).
Schedule of Trade and Other Receivables

	December 31, 2021	December 31, 2020
Current assets	€m	€m
Trade receivables	182.8	141.2
Prepayments and accrued income	15.4	9.2
Other receivables	32.3	31.2
Tax receivable	4.1	3.4
Total current trade and other receivables	234.6	185.0
Non-current assets
Other receivables	8.9	1.1
Total non-current trade and other receivables	8.9	1.1
Total trade and other receivables	243.5	186.1

Disclosure of Aging Trade Receivables
The aging of trade receivables is detailed below:

	Gross	Impaired	Net
December 31, 2021	€m	€m	€m
Not past due	343.8	(0.1)	343.7
Past due less than 1 month	19.9	(0.1)	19.8
Past due 1 to 3 months	5.2	(0.6)	4.6
Past due 3 to 6 months	2.4	(0.1)	2.3
Past due more than 6 months	5.0	(2.7)	2.3
Sub-total	376.3	(3.6)	372.7
Reduction in trade-terms			(189.9)
Total trade receivables			182.8
	Gross	Impaired	Net
December 31, 2020	€m	€m	€m
Not past due	308.6	(0.3)	308.3
Past due less than 1 month	20.5	(0.2)	20.3
Past due 1 to 3 months	4.0	(0.1)	3.9
Past due 3 to 6 months	1.1	(0.1)	1.0
Past due more than 6 months	11.9	(3.7)	8.2
Sub-total	346.1	(4.4)	341.7
Reduction in trade-terms			(200.5)
Total trade receivables			141.2